Intangible assets other than goodwill (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	$ 41		$ 0	$ 57	$ 0
Vision Care
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of CGU	$ 88			$ 88
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles		$ 16